Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets	$ 792,132	$ 792,944
Financial liabilities	2,896,845	2,632,968
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,705,984	1,762,633
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	121,134	95,899
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	103,893	37,134
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	500,025	443,288
Confirming Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	415,388	268,175
Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	26,918	3,707
Use Of Public Assets [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	18,808	18,047
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	4,695	4,085
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,701,354	2,503,514
Financial liabilities at amortised cost, category [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,614,386	1,670,313
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	121,134	95,899
Financial liabilities at amortised cost, category [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	500,025	443,288
Financial liabilities at amortised cost, category [member] | Confirming Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	415,388	268,175
Financial liabilities at amortised cost, category [member] | Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	26,918	3,707
Financial liabilities at amortised cost, category [member] | Use Of Public Assets [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	18,808	18,047
Financial liabilities at amortised cost, category [member] | Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	4,695	4,085
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	195,491	129,454
Financial liabilities at fair value through profit or loss, category [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	91,598	92,320
Financial liabilities at fair value through profit or loss, category [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	103,893	37,134
Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	515,871	620,537
Financial Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets	5,687	19,693
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	36,767	5,282
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	228,588	140,793
Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,219	5,093
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets		1,546
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	557,531	680,784
Financial assets at amortised cost, category [member] | Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	515,871	620,537
Financial assets at amortised cost, category [member] | Financial Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets	5,687	19,693
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	35,973	39,008
Financial assets at amortised cost, category [member] | Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets		1,546
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	229,382	107,067
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	36,767	5,282
Financial assets at fair value through profit or loss, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	192,615	101,785
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,219	5,093
Financial assets at fair value through other comprehensive income, category [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 5,219	$ 5,093